Troubled Debt Restructures - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 USD ($) Contract	Dec. 31, 2017 USD ($) Contract
Receivables [Abstract]
Number of TDR's payment default | Contract	1	1	1
Outstanding balance of TDRs	$ 3,940,000	$ 3,500,000
Outstanding balance of TDRs still accruing	$ 3,910,000	3,400,000
TDR is defined as being past due	90 days
Allowance for loan loss on TDR	$ 117,000	$ 144,000	$ 171,000